UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Nerenberg
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Craig Nerenberg       New York, New York     February 12, 2010
     [Signature]             [City, State]             [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $116,425 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                   Title of                Mkt Val     SH/PRN     SH/   PUT/ Invest Other   Voting Authority
Name of Issuer                      Class         CUSIP   (x1,000)     Amount     PRN   CALL  Disc  Mgrs    Sole    Shared None
AFC ENTERPRISES INC            COMMON           00104Q107    9,814    1,202,749  Shares      Shared       1,202,749
AMERICAN REAL ESTATE PARTNR    FRNT             029169AA7    6,433    7,750,000   PRN        Shared       7,750,000
ATC TECHNOLOGY CORP            COMMON           00211W104    3,398      142,463  Shares      Shared         142,463
BANCO LATINOAMERICANO DE COM   SHS E            P16994132    9,724      699,548  Shares      Shared         699,548
CALLIDUS SOFTWARE INC          COMMON           13123E500    2,061      682,464  Shares      Shared         682,464
CONTANGO OIL & GAS CO          COM NEW          21075N204   10,659      226,743  Shares      Shared         226,743
GILAT SATELLITE NETWORKS LTD   SHS NEW          M51474118    2,332      505,904  Shares      Shared         505,904
IAC INTERACTIVE CORP           COM PAR $.001    44919P508    5,924      289,235  Shares      Shared         289,235
IAC INTERACTIVE CORP           COM PAR $.001    44919P508    2,048      100,000  Shares CALL Shared         100,000
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302   21,714      909,295  Shares      Shared         909,295
LIBERTY MEDIA CORP NEW         LIB STAR COM B   53071M708    3,461       75,000  Shares      Shared          75,000
MDS INC                        COMMON           55269P302   11,338    1,482,149  Shares      Shared       1,482,149
REIS INC                       COMMON           75936P105    2,155      350,427  Shares      Shared         350,427
REPUBLIC AWYS HLDGS INC        COMMON           760276105    2,055      278,405  Shares      Shared         278,405
VIACOM INC NEW                 CL B             92553P201    6,365      214,085  Shares      Shared         214,085
VIRGIN MEDIA INC               COMMON           92769L101    4,488      266,675  Shares      Shared         266,675
WEB COM GROUP INC              COMMON           94733A104    6,257      958,176  Shares      Shared         958,176
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    6,199      235,000  Shares      Shared         235,000
                                                            116,425